Shareholders' Equity - Statutory Accounting Practices (Details) $ in Millions	1 Months Ended
Dec. 31, 2018 USD ($)
Statutory Accounting Practices [Line Items]
Estimated minimum statutory surplus required by regulators	$ 5,358
Investments on deposit with regulatory bodies	630
Estimated maximum dividend distributions permitted in 2019 without prior regulatory approval	584
Insurance and HMO
Statutory Accounting Practices [Line Items]
Combined statutory capital and surplus	11,100
Dividends paid	$ 909